UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-02192

BNY Mellon Sustainable U.S. Equity Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 05/31

Date of reporting period: 05/31/2024

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Sustainable U.S. Equity Fund, Inc.	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class A – DTCAX

This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$107	0.93%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class A shares returned 30.16%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose on hopes that interest-rate cuts might materialize at some point in 2024 and on enthusiasm regarding developments in artificial intelligence.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the industrials, health care and financials sectors.

• Stock selection detracted from the Fund’s performance relative to the benchmark in the information technology and materials sectors.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	22.69%	13.86%	10.36%
without Sales Charge	30.16%	15.20%	11.01%
S&P 500® Index	28.17%	15.80%	12.68%

The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$464	44	$2,492,727	30.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

Printed on recycled paper. 50% post-consumer. Process chlorine free. Vegetable-based ink.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0207AR0524A

BNY Mellon Sustainable U.S. Equity Fund, Inc.	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class C – DTCCX

This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$192	1.68%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class C shares returned 29.13%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose on hopes that interest-rate cuts might materialize at some point in 2024 and on enthusiasm regarding developments in artificial intelligence.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the industrials, health care and financials sectors.

• Stock selection detracted from the Fund’s performance relative to the benchmark in the information technology and materials sectors.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	28.13%	*	14.33%	10.18%
without Deferred Sales Charge	29.13%		14.33%	10.18%
S&P 500® Index	28.17%		15.80%	12.68%

*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$464	44	$2,492,727	30.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

Printed on recycled paper. 50% post-consumer. Process chlorine free. Vegetable-based ink.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0209AR0524A

BNY Mellon Sustainable U.S. Equity Fund, Inc.	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class I – DRTCX

This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$79	0.69%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class I shares returned 30.41%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose on hopes that interest-rate cuts might materialize at some point in 2024 and on enthusiasm regarding developments in artificial intelligence.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the industrials, health care and financials sectors.

• Stock selection detracted from the Fund’s performance relative to the benchmark in the information technology and materials sectors.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class I Shares	30.41%	15.48%	11.32%
S&P 500® Index	28.17%	15.80%	12.68%

The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$464	44	$2,492,727	30.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

Printed on recycled paper. 50% post-consumer. Process chlorine free. Vegetable-based ink.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0210AR0524A

BNY Mellon Sustainable U.S. Equity Fund, Inc.	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Y – DTCYX

This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$78	0.68%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class Y shares returned 30.42%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose on hopes that interest-rate cuts might materialize at some point in 2024 and on enthusiasm regarding developments in artificial intelligence.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the industrials, health care and financials sectors.

• Stock selection detracted from the Fund’s performance relative to the benchmark in the information technology and materials sectors.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $1,000,000 Years Ended 5/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class Y Shares	30.42%	15.49%	11.30%
S&P 500® Index	28.17%	15.80%	12.68%

Periods prior to the inception date of the Fund's Class Y shares (9/30/2016) reflect the performance of the Fund’s Class Z shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares. The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$464	44	$2,492,727	30.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

Printed on recycled paper. 50% post-consumer. Process chlorine free. Vegetable-based ink.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0309AR0524A

BNY Mellon Sustainable U.S. Equity Fund, Inc.	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Z – DRTHX

This annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$85	0.74%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class Z shares returned 30.36%.

• In comparison, the S&P 500® Index returned 28.17% for the same period.

What affected the Fund’s performance?

• U.S. stocks rose on hopes that interest-rate cuts might materialize at some point in 2024 and on enthusiasm regarding developments in artificial intelligence.

• The Fund generally matched the benchmark’s gains, bolstered by stock selection in the industrials, health care and financials sectors.

• Stock selection detracted from the Fund’s performance relative to the benchmark in the information technology and materials sectors.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the S&P 500® Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class Z Shares	30.36%	15.43%	11.24%
S&P 500® Index	28.17%	15.80%	12.68%

The Fund changed its investment objective and strategy on May 1, 2017. In addition, prior to May 1, 2017, investment decisions for the Fund were made by investment professionals of another affiliate of the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. ("Adviser"), who managed the Fund as employees of the Adviser.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$464	44	$2,492,727	30.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

Printed on recycled paper. 50% post-consumer. Process chlorine free. Vegetable-based ink.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0035AR0524A

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,261 in 2023 and $36,986 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,194 in 2023 and $7,430 in 2024. These services consisted of (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2023 and $4,763 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $6,737 in 2023 and $7,082 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,167 in 2023 and $2,502 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,767,321 in 2023 and $1,744,889 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Investments.

 Not applicable.

BNY Mellon Sustainable U.S. Equity Fund, Inc.

ANNUAL FINANCIALS AND OTHER INFORMATION May 31, 2024

Class Ticker

A DTCAX

C DTCCX

I DRTCS

Y DTCYX

Z DRTHX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Sustainable U.S. Equity Fund, Inc.

Statement of Investments

May 31, 2024

Description	Shares		Value ($)
Common Stocks - 99.4%
Banks - 4.5%
First Horizon Corp.	281,479		4,458,627
JPMorgan Chase & Co.	80,069		16,224,381
			20,683,008
Capital Goods - 9.7%
AECOM	71,424		6,238,172
Hubbell, Inc.	20,076		7,807,356
Ingersoll Rand, Inc.	127,410		11,855,501
Johnson Controls International PLC	126,851		9,121,855
Trane Technologies PLC	30,166		9,878,158
			44,901,042
Commercial & Professional Services - 3.2%
Veralto Corp.	64,263		6,335,047
Waste Management, Inc.	39,995		8,428,146
			14,763,193
Consumer Discretionary Distribution & Retail - 4.5%
Amazon.com, Inc.	119,805	[a]	21,138,394
Consumer Durables & Apparel - 1.0%
Lululemon Athletica, Inc.	14,572	[a]	4,546,318
Consumer Staples Distribution & Retail - 2.9%
Costco Wholesale Corp.	16,833		13,632,878
Financial Services - 5.1%
Mastercard, Inc., Cl. A	26,095		11,666,292
The Goldman Sachs Group, Inc.	25,909		11,827,977
			23,494,269
Food, Beverage & Tobacco - 3.2%
Darling Ingredients, Inc.	98,735	[a]	3,988,894
PepsiCo, Inc.	61,724		10,672,080
			14,660,974
Health Care Equipment & Services - 6.9%
Boston Scientific Corp.	146,140	[a]	11,043,800
DexCom, Inc.	54,338	[a]	6,453,724
Edwards Lifesciences Corp.	84,731	[a]	7,362,277
UnitedHealth Group, Inc.	14,195		7,031,777
			31,891,578
Insurance - 4.1%
RenaissanceRe Holdings Ltd.	36,213		8,251,494
The Progressive Corp.	51,357		10,845,571
			19,097,065
Materials - 2.5%
CF Industries Holdings, Inc.	60,400		4,815,692
Ecolab, Inc.	28,426		6,600,517
			11,416,209
Media & Entertainment - 4.2%
Alphabet, Inc., Cl. A	113,457		19,571,333
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
AbbVie, Inc.	55,056		8,877,229
Danaher Corp.	39,747		10,207,030
Eli Lilly & Co.	14,052		11,527,418
Zoetis, Inc.	40,604		6,884,814
			37,496,491
Semiconductors & Semiconductor Equipment - 12.0%
Applied Materials, Inc.	31,303		6,732,649

Statement of Investments (continued)

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Semiconductors & Semiconductor Equipment - 12.0% (continued)
Micron Technology, Inc.		63,592		7,949,000
NVIDIA Corp.		33,473		36,697,454
Texas Instruments, Inc.		22,915		4,468,654
				55,847,757
Software & Services - 16.6%
Accenture PLC, Cl. A		32,841		9,270,686
Akamai Technologies, Inc.		56,345	[a]	5,197,263
Intuit, Inc.		19,087		11,002,510
Microsoft Corp.		90,470		37,556,811
PTC, Inc.		29,347	[a]	5,172,115
Roper Technologies, Inc.		16,722		8,908,813
				77,108,198
Technology Hardware & Equipment - 7.2%
Apple, Inc.		148,219		28,495,103
TE Connectivity Ltd.		33,711		5,046,537
				33,541,640
Utilities - 3.7%
Constellation Energy Corp.		38,391		8,340,445
NextEra Energy, Inc.		109,556		8,766,671
				17,107,116
Total Common Stocks (cost $268,899,366)				460,897,463
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,923,889)	5.43	2,923,889	[b]	2,923,889
Total Investments (cost $271,823,255)		100.0%		463,821,352
Liabilities, Less Cash and Receivables		(.0%)		(220,795)
Net Assets		100.0%		463,600,557

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 5/31/2023	Purchases ($)†	Sales ($)	Value ($) 5/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	6,872,055	50,070,397	(54,018,563)	2,923,889	232,755

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	268,899,366	460,897,463
Affiliated issuers	2,923,889	2,923,889
Dividends and interest receivable		260,576
Receivable for shares of Common Stock subscribed		1,760
Prepaid expenses		38,154
		464,121,842
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		287,912
Payable for shares of Common Stock redeemed		137,797
Directors’ fees and expenses payable		5,671
Other accrued expenses		89,905
		521,285
Net Assets ($)		463,600,557
Composition of Net Assets ($):
Paid-in capital		239,662,668
Total distributable earnings (loss)		223,937,889
Net Assets ($)		463,600,557

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	34,588,274	1,035,576	46,682,730	310,180	380,983,797
Shares Outstanding	1,925,116	72,359	2,514,819	16,605	20,443,283
Net Asset Value Per Share ($)	17.97	14.31	18.56	18.68	18.64

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended May 31, 2024

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	4,350,018
Affiliated issuers	232,755
Interest	6,249
Total Income	4,589,022
Expenses:
Management fee—Note 3(a)	2,492,727
Shareholder servicing costs—Note 3(c)	427,788
Professional fees	123,817
Registration fees	82,740
Prospectus and shareholders’ reports	23,870
Chief Compliance Officer fees—Note 3(c)	21,364
Directors’ fees and expenses—Note 3(d)	19,732
Distribution fees—Note 3(b)	8,949
Loan commitment fees—Note 2	8,846
Custodian fees—Note 3(c)	8,522
Miscellaneous	27,063
Total Expenses	3,245,418
Less—reduction in expenses due to undertaking—Note 3(a)	(49,189)
Less—reduction in fees due to earnings credits—Note 3(c)	(76,954)
Net Expenses	3,119,275
Net Investment Income	1,469,747
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	30,867,747
Net change in unrealized appreciation (depreciation) on investments	78,817,042
Net Realized and Unrealized Gain (Loss) on Investments	109,684,789
Net Increase in Net Assets Resulting from Operations	111,154,536

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2024	2023
Operations ($):
Net investment income	1,469,747	2,822,999
Net realized gain (loss) on investments	30,867,747	11,224,893
Net change in unrealized appreciation (depreciation) on investments	78,817,042	(15,838,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	111,154,536	(1,790,610)
Distributions ($):
Distributions to shareholders:
Class A	(1,004,625)	(3,314,816)
Class C	(37,394)	(174,085)
Class I	(1,374,769)	(5,805,754)
Class Y	(9,264)	(2,036,728)
Class Z	(11,382,825)	(34,900,087)
Total Distributions	(13,808,877)	(46,231,470)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,786,947	2,372,291
Class C	81,911	47,264
Class I	7,452,978	7,678,632
Class Y	6,794	4,114
Class Z	1,283,022	987,378
Distributions reinvested:
Class A	938,150	3,079,411
Class C	37,394	174,085
Class I	804,649	3,622,106
Class Y	4,171	1,977,367
Class Z	10,825,628	33,188,729
Cost of shares redeemed:
Class A	(4,965,143)	(8,037,283)
Class C	(615,160)	(444,216)
Class I	(11,545,646)	(41,051,620)
Class Y	(63,311)	(18,142,839)
Class Z	(26,349,146)	(21,988,363)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(19,316,762)	(36,532,944)
Total Increase (Decrease) in Net Assets	78,028,897	(84,555,024)
Net Assets ($):
Beginning of Period	385,571,660	470,126,684
End of Period	463,600,557	385,571,660

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended May 31,
	2024	2023
Capital Share Transactions (Shares):
Class Aa
Shares sold	172,203	165,418
Shares issued for distributions reinvested	62,627	225,930
Shares redeemed	(312,717)	(552,346)
Net Increase (Decrease) in Shares Outstanding	(77,887)	(160,998)
Class C
Shares sold	6,590	4,121
Shares issued for distributions reinvested	3,121	15,826
Shares redeemed	(48,729)	(35,892)
Net Increase (Decrease) in Shares Outstanding	(39,018)	(15,945)
Class Ia
Shares sold	453,689	512,805
Shares issued for distributions reinvested	52,047	257,801
Shares redeemed	(715,498)	(2,740,494)
Net Increase (Decrease) in Shares Outstanding	(209,762)	(1,969,888)
Class Ya,b
Shares sold	420	279
Shares issued for distributions reinvested	268	139,842
Shares redeemed	(4,052)	(1,277,145)
Net Increase (Decrease) in Shares Outstanding	(3,364)	(1,137,024)
Class Zb
Shares sold	78,116	66,939
Shares issued for distributions reinvested	697,527	2,352,142
Shares redeemed	(1,618,969)	(1,494,712)
Net Increase (Decrease) in Shares Outstanding	(843,326)	924,369

[a]

During the period ended May 31, 2024, 3,354 Class A shares representing $55,841 were exchanged for 3,248 Class I shares. During the period ended May 31, 2023, 16,697 Class Y shares representing $232,667 were exchanged for 16,803 Class I shares.

[b]	During the period ended May 31, 2023, 6,239 Class Z shares representing $97,703 were exchanged for 6,263 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Class A Shares	Year Ended May 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.29	16.02	17.31	13.04	11.39
Investment Operations:
Net investment income[a]	.03	.07	.04	.09	.10
Net realized and unrealized gain (loss) on investments	4.17	(.09)	(.53)	4.67	1.89
Total from Investment Operations	4.20	(.02)	(.49)	4.76	1.99
Distributions:
Dividends from net investment income	(.08)	(.04)	(.08)	(.10)	(.18)
Dividends from net realized gain on investments	(.44)	(1.67)	(.72)	(.39)	(.16)
Total Distributions	(.52)	(1.71)	(.80)	(.49)	(.34)
Net asset value, end of period	17.97	14.29	16.02	17.31	13.04
Total Return (%)[b]	30.16	.38	(3.50)	37.09	17.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	1.01	.97	.99	1.02
Ratio of net expenses to average net assets	.93	.95	.95	.95	.95
Ratio of net investment income to average net assets	.17	.50	.21	.57	.80
Portfolio Turnover Rate	30.51	21.98	24.86	30.42	36.37
Net Assets, end of period ($ x 1,000)	34,588	28,629	34,673	43,901	31,351

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Class C Shares	Year Ended May 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.49	13.28	14.51	10.99	9.60
Investment Operations:
Net investment income (loss)[a]	(.07)	(.03)	(.08)	(.02)	.01
Net realized and unrealized gain (loss) on investments	3.33	(.09)	(.43)	3.93	1.58
Total from Investment Operations	3.26	(.12)	(.51)	3.91	1.59
Distributions:
Dividends from net investment income	-	-	-	-	(.04)
Dividends from net realized gain on investments	(.44)	(1.67)	(.72)	(.39)	(.16)
Total Distributions	(.44)	(1.67)	(.72)	(.39)	(.20)
Net asset value, end of period	14.31	11.49	13.28	14.51	10.99
Total Return (%)[b]	29.13	(.34)	(4.23)	35.98	16.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.87	1.87	1.80	1.83	1.82
Ratio of net expenses to average net assets	1.68	1.70	1.70	1.70	1.70
Ratio of net investment income (loss)to average net assets	(.57)	(.25)	(.54)	(.16)	.07
Portfolio Turnover Rate	30.51	21.98	24.86	30.42	36.37
Net Assets, end of period ($ x 1,000)	1,036	1,280	1,691	1,736	2,351

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

Class I Shares	Year Ended May 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.75	16.50	17.80	13.38	11.68
Investment Operations:
Net investment income[a]	.07	.11	.09	.13	.14
Net realized and unrealized gain (loss) on investments	4.30	(.10)	(.55)	4.81	1.94
Total from Investment Operations	4.37	.01	(.46)	4.94	2.08
Distributions:
Dividends from net investment income	(.12)	(.09)	(.12)	(.13)	(.22)
Dividends from net realized gain on investments	(.44)	(1.67)	(.72)	(.39)	(.16)
Total Distributions	(.56)	(1.76)	(.84)	(.52)	(.38)
Net asset value, end of period	18.56	14.75	16.50	17.80	13.38
Total Return (%)	30.41	.62	(3.26)	37.43	17.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72	.73	.70	.72	.72
Ratio of net expenses to average net assets	.69	.70	.70	.70	.70
Ratio of net investment income to average net assets	.42	.75	.47	.81	1.04
Portfolio Turnover Rate	30.51	21.98	24.86	30.42	36.37
Net Assets, end of period ($ x 1,000)	46,683	40,185	77,438	68,681	35,247

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Class Y Shares	Year Ended May 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.84	16.59	17.89	13.45	11.66
Investment Operations:
Net investment income[a]	.07	.12	.09	.07	.14
Net realized and unrealized gain (loss) on investments	4.33	(.10)	(.55)	4.89	1.93
Total from Investment Operations	4.40	.02	(.46)	4.96	2.07
Distributions:
Dividends from net investment income	(.12)	(.10)	(.12)	(.13)	(.12)
Dividends from net realized gain on investments	(.44)	(1.67)	(.72)	(.39)	(.16)
Total Distributions	(.56)	(1.77)	(.84)	(.52)	(.28)
Net asset value, end of period	18.68	14.84	16.59	17.89	13.45
Total Return (%)	30.42	.66	(3.24)	37.38	17.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	.69	.67	.74	.71
Ratio of net expenses to average net assets	.68	.69	.67	.70	.70
Ratio of net investment income to average net assets	.42	.76	.49	.57	1.13
Portfolio Turnover Rate	30.51	21.98	24.86	30.42	36.37
Net Assets, end of period ($ x 1,000)	310	296	19,199	27,882	205

a Based on average shares outstanding.

See notes to financial statements.

Class Z Shares	Year Ended May 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.81	16.56	17.86	13.43	11.68
Investment Operations:
Net investment income[a]	.06	.10	.08	.12	.13
Net realized and unrealized gain (loss) on investments	4.32	(.09)	(.55)	4.82	1.94
Total from Investment Operations	4.38	.01	(.47)	4.94	2.07
Distributions:
Dividends from net investment income	(.11)	(.09)	(.11)	(.12)	(.16)
Dividends from net realized gain on investments	(.44)	(1.67)	(.72)	(.39)	(.16)
Total Distributions	(.55)	(1.76)	(.83)	(.51)	(.32)
Net asset value, end of period	18.64	14.81	16.56	17.86	13.43
Total Return (%)	30.36	.58	(3.29)	37.38	17.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77	.77	.74	.76	.79
Ratio of net expenses to average net assets	.74	.75	.74	.75	.77
Ratio of net investment incometo average net assets	.37	.69	.42	.77	1.00
Portfolio Turnover Rate	30.51	21.98	24.86	30.42	36.37
Net Assets, end of period ($ x 1,000)	380,984	315,181	337,126	365,956	284,793

a Based on average shares outstanding.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. Newton Investment Management North America, LLC (“NIMNA”), an affiliate of the Sub-Adviser, serves as the fund’s sub-sub adviser pursuant to a sub-sub investment advisory agreement with NIM, which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the Sub-Adviser and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	460,897,463	-	-	460,897,463
Investment Companies	2,923,889	-	-	2,923,889

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many

NOTES TO FINANCIAL STATEMENTS (continued)

issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Sustainable Investment Approach Risk: The fund’s sustainable investment approach may cause it to make different investments than funds that invest principally in equity securities of U.S. companies that do not incorporate sustainable investment criteria when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate similar criteria. For example, the incorporation of sustainable investment criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of sustainable investment criteria may also affect the fund’s exposure to certain sectors and/or types of investments, and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIM’s security selection process incorporates ESG data provided by third parties, which may be limited for certain companies and/or only take into account one or a few ESG related components. In addition, ESG data may include qualitative and/or quantitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by NIM as part of its sustainable investment process often lacks standardization, consistency and transparency, and for certain companies such data may not be available, complete or accurate. NIM’s evaluation of ESG factors relevant to a particular company may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,457,182, undistributed capital gains $30,770,556 and unrealized appreciation $191,710,151.

The tax character of distributions paid to shareholders during the fiscal years ended May 31, 2024 and May 31, 2023 were as follows: ordinary income $2,799,472 and $2,249,742, and long-term capital gains $11,009,405 and $43,981,728, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to the management agreement (the “Agreement”) with the Adviser, the management fee is computed at an annual rate of ..60% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, if in any full fiscal year the aggregate expenses of Class Z shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1½% of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended May 31, 2024, there was no expense reimbursement pursuant to the Agreement.

The Adviser has contractually agreed, from June 1, 2023 through September 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. On or after September 29, 2024, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $49,189 during the period ended May 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

During the period ended May 31, 2024, the Distributor retained $1,047 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2024, Class C shares were charged $8,949 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2024, Class A and Class C shares were charged $76,811 and $2,983, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2024, Class Z shares were charged $190,604 pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial

NOTES TO FINANCIAL STATEMENTS (continued)

reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2024, the fund was charged $79,956 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $76,954.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2024, the fund was charged $8,522 pursuant to the custody agreement.

During the period ended May 31, 2024, the fund was charged $21,364 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $237,712, Distribution Plan fees of $659, Shareholder Services Plan fees of $25,475, Custodian fees of $3,750, Chief Compliance Officer fees of $5,514 and Transfer Agent fees of $14,802.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2024, amounted to $125,352,431 and $152,878,173, respectively.

At May 31, 2024, the cost of investments for federal income tax purposes was $272,111,201; accordingly, accumulated net unrealized appreciation on investments was $191,710,151, consisting of $200,453,291 gross unrealized appreciation and $8,743,140 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Sustainable U.S. Equity Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Sustainable U.S. Equity Fund, Inc. (the “Fund”), including the statement of investments, as of May 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
July 23, 2024

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended May 31, 2024 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $2,799,472 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. Also, the fund hereby reports $.4410 per share as a long-term capital gain distribution paid on December 5, 2023.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Independent Board Members

Joseph S. DiMartino (80)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-May 2023)

No. of Portfolios for which Board Member Serves: 83

———————

Francine J. Bovich (72)

Board Member (2015)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 69

———————

J. Charles Cardona (68)

Board Member (2014)

Principal Occupation During Past 5 Years:

• BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)

• BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)

No. of Portfolios for which Board Member Serves: 35

———————

Andrew J. Donohue (73)

Board Member (2019)

Principal Occupation During Past 5 Years:

• Attorney, Solo Law Practice (2019-Present)

• Shearman & Sterling LLP, a law firm, Of Counsel (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 40

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Isabel P. Dunst (77)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Hogan Lovells LLP, a law firm, Retired (2019-Present); Senior Counsel (2018-2019); Of Counsel (2015-2018)

• Hebrew Union College Jewish Institute of Religion, Member of the Board of Governors (2015-Present)

• Bend the ARC, a civil rights organization, Board Member (2016-December 2021)

No. of Portfolios for which Board Member Serves: 22

———————

Nathan Leventhal (81)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Lincoln Center for the Performing Arts, President Emeritus (2001-Present)

• Palm Beach Opera, President (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 51

———————

Robin A. Melvin (60)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Westover School, a private girls' boarding school in Middlebury, Connecticut, Trustee (2019-June 2023)

• Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, Co-Chair (2014-March 2020); Board Member (2013-March 2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-June 2022)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

• HPS Corporate Capital Solutions Fund, a close-end management investment company regulated as a business development company, Trustee, (December 2023-Present)

• Northwestern Memorial Hospital, an academic medical center, Board Member (March 2024-Present)

No. of Portfolios for which Board Member Serves: 65

———————

Roslyn M. Watson (74)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Watson Ventures, Inc., a real estate investment company. Principal (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 40

———————

Benaree Pratt Wiley (78)

Board Member (2009)

Principal Occupation During Past 5 Years:

• The Wiley Group, a firm specializing in strategy and business development, Principal (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross-Blue Shield of Massachusetts, Director (2004-December 2020)

No. of Portfolios for which Board Member Serves: 54

———————

Tamara Belinfanti (49)

Advisory Board Member (2021)

Principal Occupation During Past 5 Years:

• New York Law School, Lester Martin Professor of Law (2009-Present)

No. of Portfolios for which Advisory Board Member Serves: 22

———————

Gordon J. Davis (82)

Advisory Board Member (2021)

Principal Occupation During Past 5 Years:

• Venable LLP, a law firm, Partner (2012-Present)

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon Family of Funds (53 funds), Board Member (1995-August 2021)

No. of Portfolios for which Advisory Board Member Serves: 36

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Distribution, BNY Investments since February 2023; and Head of North America Product, BNY Investments from January 2018 to February 2023. He is an officer of 51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 46 years old and has been an employee of BNY since 2005.

JAMES WINDELS, Treasurer since November 2001.

Director of the Adviser since February 2023; Vice President of the Adviser since September 2020; and Director–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 65 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY since July 2021; Senior Managing Counsel of BNY from December 2020 to July 2021; and Managing Counsel of BNY from March 2009 to December 2020. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of BNY since April 2004.

SARAH S. KELLEHER, Secretary since April 2024 and Vice President since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY since September 2021; and Managing Counsel of BNY from December 2017 to September 2021. She is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 48 years old and has been an employee of BNY since March 2013.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY since December 2021; and Counsel of BNY from August 2018 to December 2021. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 33 years old and has been an employee of BNY since August 2013.

LISA M. KING, Vice President and Assistant Secretary since March 2024.

Vice President and Assistant Secretary. Counsel of BNY since June 2023; and Regulatory Administration Group Manager at BNY Mellon Asset Servicing from February 2016 to June 2023. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 56 years old and has been an employee of BNY since February 2016.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY. He is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 59 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Managing Counsel of BNY since March 2024; Counsel of BNY from June 2019 to February 2024; and Regulatory Administration Manager at BNY Investment Management Services from September 2018 to May 2019. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 39 years old and has been an employee of BNY since June 2012.

JOANNE SKERRETT, Vice President and Assistant Secretary since March 2023.

Managing Counsel of BNY since June 2022; and Senior Counsel with the Mutual Fund Directors Forum, a leading funds industry organization, from 2016 to June 2022. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Adviser since June 2022.

DANIEL GOLDSTEIN, Vice President since March 2022.

Head of Product Development of North America Distribution, BNY Investments since January 2018; Executive Vice President of North America Product, BNY Investments since April 2023; and Senior Vice President, Development & Oversight of North America Product, BNY Investments from 2010 to March 2023. He is an officer of 51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President of the Adviser since December 2022; Head of Product Management of North America Distribution, BNY Investments since January 2018; Executive Vice President of North America Product, BNY Investments since April 2023; and Senior Vice President of North America Product, BNY Investments from 2010 to March 2023. He is an officer of 51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 47 years old and has been an employee of the Distributor since 1999.

ROBERTO G. MAZZEO, Assistant Treasurer since June 2024.

Financial Reporting Manager - BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 43 years old and has been an employee of the Adviser since October 2006.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is the Chief Compliance Officer of 51 investment companies (comprised of 101 portfolios) managed by the Adviser. He is 66 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 45 investment companies (comprised of 107 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 55 years old and has been an employee of the Distributor since 1997.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

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© 2024 BNY Mellon Securities Corporation Code-0035NCSRAR0524

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no materials changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Sustainable U.S. Equity Fund, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 12, 2024

EXHIBIT INDEX

 (a)(1) Code of ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)